Stockholders' Deficit - Stockholders' Deficit - Schedule of Outstanding Warrants to Purchase Shares of Common Stock by Exercise Price (Details) - Warrant [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected warrant term (years)	5 years	5 years 7 months 6 days
Expected volatility	60.20%	62.30%
Risk-free rate of return	4.00%	3.60%
Expected annual dividend yield	0.00%	0.00%